Shareholder Report, Holdings (Details) - C000126338	Oct. 31, 2025
Curtiss-Wright Corp.None_231561101
Holdings [Line Items]
Percent of Total Investments	5.96%
Coherent Corp.None_19247G107
Holdings [Line Items]
Percent of Total Investments	5.66%
Rockwell Automation, Inc.None_773903109
Holdings [Line Items]
Percent of Total Investments	4.47%
Lamb Weston Holdings, Inc.None_513272104
Holdings [Line Items]
Percent of Total Investments	3.97%
Westinghouse Air Brake Technologies Corp.None_929740108
Holdings [Line Items]
Percent of Total Investments	3.79%
Emerson Electric Co.None_291011104
Holdings [Line Items]
Percent of Total Investments	3.59%
Hubbell, Inc.None_443510607
Holdings [Line Items]
Percent of Total Investments	3.36%
Revvity, Inc.None_714046109
Holdings [Line Items]
Percent of Total Investments	3.34%
MetLife, Inc.None_59156R108
Holdings [Line Items]
Percent of Total Investments	3.31%
Corning, Inc.None_219350105
Holdings [Line Items]
Percent of Total Investments	3.18%
Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%